Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Parentheticals) - DocGo Inc. and Subsidiaries	12 Months Ended
Dec. 31, 2021 USD ($)
Issuance costs	$ 9,566,304
Issuance costs	$ 10,396,554